SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Short-term bank loans (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 1,297	Rp 143
Short-term bank loans - Third parties	992	768
Short-term bank loans	2,289	911
BNI
Borrowings and other credit facilities
Short-term bank loans - Related parties	1,252	143
Bank Mandiri
Borrowings and other credit facilities
Short-term bank loans - Related parties	45
PT Bank DBS Indonesia
Borrowings and other credit facilities
Short-term bank loans - Third parties	408	95
UOB
Borrowings and other credit facilities
Short-term bank loans - Third parties	400	269
Bank CIMB Niaga
Borrowings and other credit facilities
Short-term bank loans - Third parties	83	143
PT Bank Sumitomo Mitsui Indonesia ("Sumitomo")
Borrowings and other credit facilities
Short-term bank loans - Third parties		90
SCB
Borrowings and other credit facilities
Short-term bank loans - Third parties	80
Others
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 21	Rp 171